Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Schedule Of Pretax Earnings From Continuing Operations	Pretax earnings from continuing operations consist of the following:

	2013	2014	2015
United States	$1,724	2,096	2,921
Non-U.S.	1,472	1,252	1,240
Total pretax earnings	$3,196	3,348	4,161

Schedule Of Principal Components Of Income Tax Expense
The principal components of income tax expense follow:

	2013	2014	2015
Current:
Federal	$704	742	904
State and local	60	59	106
Non-U.S.	480	516	447

Deferred:
Federal	(56)	(129)	31
State and local	2	(5)	—
Non-U.S.	(60)	(19)	(60)
Income tax expense	$1,130	1,164	1,428

Schedule Of Reconciliations Of U.S. Federal Statutory Tax Rate
Reconciliations of the U.S. federal statutory income tax rate to the Company's effective tax rate follow:

	2013	2014	2015
Federal statutory rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	1.3	1.0	1.0
Non-U.S. rate differential	(4.8)	(4.2)	(2.4)
Non-U.S. tax holidays	(1.8)	(1.1)	(1.1)
U.S. manufacturing deduction	(1.6)	(1.5)	(1.2)
Gains on divestitures	—	—	1.5
Spinoff-related	—	—	1.1
Goodwill impairment	4.8	5.3	—
Artesyn repatriation	2.2	—	—
Other	0.2	0.3	0.4
Effective income tax rate	35.3%	34.8%	34.3%

Schedule Of Unrecognized Tax Benefits

	2014	2015
Unrecognized tax benefits, beginning	$127	120
Additions for current year tax positions	9	7
Additions for prior year tax positions	25	8
Reductions for prior year tax positions	(19)	(9)
Reductions for settlements with tax authorities	(4)	—
Reductions for expiration of statutes of limitations	(18)	(42)
Unrecognized tax benefits, ending	$120	84

Schedule Of Deferred Income Tax Assets And Liabilities
The principal items that gave rise to deferred income tax assets and liabilities follow:

	2014	2015
Deferred tax assets:
Net operating losses and tax credits	$238	207
Accrued liabilities	311	270
Postretirement and postemployment benefits	93	86
Employee compensation and benefits	196	180
Pensions	28	194
Other	137	173
Total	$1,003	1,110

Valuation allowances	$(154)	(160)

Deferred tax liabilities:
Intangibles	$(649)	(648)
Property, plant and equipment	(258)	(260)
Other	(98)	(51)
Total	$(1,005)	(959)

Net deferred income tax liability	$(156)	(9)